Comparative Figures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2022	Nov. 30, 2020	Sep. 24, 2020
Comparative Figures (Details) [Line Items]
Security against loans amount	$ 2,775,806				$ 164,038,378	$ 169,439,563	$ 2,775,806		$ 200,000,000
Capital work in progress amount	17,024,383	$ 191,678,646					12,840,335
Related to finance charge on lease liability				$ 1,458,069
Related to depreciation charge on right-of-use asset		1,817,465		$ 233,113
Percentage of finance costs				6.10%
Related assets with a carrying value				$ 158,493,403	$ 164,038,378
Finance charge on lease liability	25,417,989	6,810,718	$ 8,335,269	5,782,430	$ 6,951,923	$ 966,926
General borrowing cost			2,274,051	1,546,108
Specific borrowing cost			$ 2,445,837
General borrowing costs percenatge			7.35%	6.10%
Term loans percentage			10.10%
Amount for construction	15,000,000	189,861,181	$ 15,000,000					$ 85,000,000	$ 85,000,000
Group’s Phase II tanks [Member]
Comparative Figures (Details) [Line Items]
Capital work in progress amount	$ 185,352		133,255,464				$ 19,123
Finance charge on lease liability			1,484,977	$ 1,458,069
Capitalized borrowing costs			4,719,888	1,546,108
Group’s Phase III [member]
Comparative Figures (Details) [Line Items]
Capital work in progress amount		$ 8,685,182	324,340
Related to depreciation charge on right-of-use asset			77,175
Finance charge on lease liability			$ 232,131	$ 233,113